Defined Contribution Plan (Details) - Leafly Holdings, Inc.[Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan (Details) [Line Items]
Contribution plan expenses	$ 528	$ 474	$ 616	$ 324
Defined contribution plan, description			The Company’s discretionary employer contribution rate is equal to 100% of salary deferrals that do not exceed 1% of compensation plus 50% of salary deferrals between 1% and 6% of compensation.